DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) - Foreign Exchange Option [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Receivables And Prepaid Expenses [Member]
Derivative [Line Items]
Derivative assets	$ 1	$ 19
Accrued Expenses And Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ (566)	$ (4,133)